Lease Commitments and Total Rental Expense	12 Months Ended
Sep. 30, 2013
Lease Commitments and Total Rental Expense [Abstract]
Lease Commitments and Total Rental Expense

Note 9—Lease Commitments and Total Rental Expense

The Company leases five locations under long-term operating leases. Future minimum lease payments by year and in the aggregate, under non-cancellable operating leases with initial or remaining terms of one year or more, consisted of the following at September 30, 2013 (in thousands):

Years ending September 30,
2014	$648
2015	620
2016	499
2017	503
2018	375
Thereafter	1,807

$4,452

The total rental expense and related charges for all leases for the years ended September 30, 2013 and 2012 was $786,000 and $749,000, respectively.